Lease	6 Months Ended
Jun. 30, 2023
Lease [Abstract]
LEASE
8.	LEASE

From the Perspective of Lessee

The Group leases real estate for terms between 2 to 20 years from real estate companies. The Group generally does not have options to extend or terminate leases, as the renewal or termination of relevant lease is on negotiation basis. Lease commences when the landlords make the space available for the Group to use.

The Group sub-leased the leased premises to provide various lease solutions. All of the Group’s leases are operating leases under ASC 842.

Supplemental balance sheet information related to the leases were as follows:

	As of December 31, 2022	As of June 30, 2023
	RMB	RMB
		(Unaudited)
ROU assets	319,263	204,298
Operating lease liabilities – current	(162,791)	(88,795)
Operating lease liabilities – non-current	(153,298)	(121,194)
Weighted average remaining lease terms	7.63 year	8.27 year
Weighted average incremental borrowing rate	9.85%	10.36%

The loss from termination of leases for the six months ended June 30, 2022 and 2023 were RMB13,089 and RMB5,054, respectively and recorded in other income/(expense), net in the condensed consolidated statement of operations.

The components of lease expenses for the six months ended June 30, 2022 and 2023 were as follows:

	For the six months ended June 30, 2022	For the six months ended June 30, 2023
	RMB	RMB
	(Unaudited)	(Unaudited)
Operating lease expenses for variable payments	1,886	135
Operating lease expenses for fixed payments	79,114	23,323
Short-term lease expenses	5,122	19,944
Total	86,122	43,402

	For the six months ended June 30, 2022	For the six months ended June 30, 2023
	RMB	RMB
	(Unaudited)	(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	104,086	14,930

Supplemental noncash information:

	For the six months ended June 30, 2022	For the six months ended June 30, 2023
	RMB	RMB
	(Unaudited)	(Unaudited)
Operating lease liabilities arising from obtaining ROU assets	20,162	766
ROU assets disposed as reduction of operating lease liabilities due to lease termination	74,333	84,770

The future lease payments as of June 30, 2023 were as follows:

RMB
(Unaudited)
For the period ending December 31,
2023	63,576
For the year ending December 31,
2024	44,638
2025	41,470
2026	30,071
2027	28,387
Thereafter	44,351
Total lease payments	252,493
Less: imputed interest	(42,504)
Total lease liabilities	209,989